Consortium Agreement - Narrative (Detail) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2021	Dec. 31, 2020
Pledged Financial Instruments, Not Separately Reported, Securities, by Type of Agreement [Abstract]
Company received amount from agreement	$ 0.5	$ 0.5
Other income			$ 0.5	$ 0.6